Note 3: Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation Expected Proceeds From Divestiture of Businesses Net of Tax	$ 3,000,000,000
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	2,075,000,000	2,436,000,000
Income from operations	171,000,000	255,000,000	290,000,000
Discontinued Operation, Tax Effect of Income (Loss) from Discontinued Operation During Phase-out Period	(65,000,000)	(97,000,000)
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax, Total	106,000,000	158,000,000
Gain on disposal	(861,000,000)	0	0
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation	(677,000,000)	0
Net income from discontinued operations	290,000,000	158,000,000	188,000,000
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	17,000,000	0	0
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	284,000,000
Disposal Group, Including Discontinued Operation, Inventory	155,000,000
Disposal Group Including Discontinued Operation Deferred Tax Assets Net Current	5,000,000
Disposal Group, Including Discontinued Operation, Other Current Assets	7,000,000
Disposal Group, Including Discontinued Operation, Deferred Tax Assets	2,000,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	224,000,000
Disposal Group, Including Discontinued Operation, Goodwill	276,000,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	14,000,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	87,000,000
Assets held for sale	1,071,000,000	0
Disposal Group Including Discontinued Operation Short Term Borrowings	1,000,000
Disposal Group, Including Discontinued Operation, Accounts Payable	111,000,000
Disposal Group, Including Discontinued Operation, Accrued Liabilities	258,000,000
Disposal Group Including Discontinued Operation Pension and Other Postretirement Defined Benefit Plans Liabilities, Noncurrent	3,000,000
Disposal Group, Including Discontinued Operation, Other Noncurrent Liabilities	48,000,000
Liabilities held for sale	421,000,000	0
Clipper Windpower [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Including Discontinued Operation Pretax Goodwill Impairment	590,000,000
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal	Aug. 07, 2012
Disposal Group Including Discontinued Operation Cash Payment	367,000,000
Pratt and Whitney Rocketdyne [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Significant Acquisitions and Disposals, Date of Approval For Acquisitions or Disposals	Jul. 23, 2012
Disposal Group Including Discontinued Operation Pretax Goodwill Impairment	360,000,000
Disposal Group Including Discontinued Operation Expected Proceeds From Divestiture of Businesses Net of Tax	550,000,000
UTC Power [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Significant Acquisitions and Disposals, Date of Approval For Acquisitions or Disposals	Jun. 29, 2012
Disposal Group Including Discontinued Operation Pretax Net Asset Impairment	179,000,000
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal	Dec. 22, 2012
Hamilton Sundtrand Industrials [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Acquisitions and Disposals, Date of Transaction for Acquisition or Disposal	Dec. 13, 2012
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	2,100,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	900,000,000
Discontinued Operations Sale Price	$ 3,400,000,000
Pratt and Whitney Power Systems [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Significant Acquisitions and Disposals, Date of Approval For Acquisitions or Disposals	Dec. 12, 2012